CAPITAL STOCK - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Share	Dec. 31, 2018 USD ($) Share
Disclosure Of Capital Stock Explanatory [Abstract]
Total outstanding, beginning of period | Share	3,053,571	2,328,571
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 0.92	$ 1.11
Granted | Share	720,000	950,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 0.79	$ 0.51
Number of share options exercised in share-based payment arrangement | Share	0	(8,334)
Weighted average exercise price of share options exercised in share-based payment arrangement | $		$ 0.30
Number of share options expired in share-based payment arrangement | Share	(128,571)	(216,666)
Weighted average exercise price of share options expired in share-based payment arrangement | $	$ 4.22	$ 0.99
Total outstanding, end of period | Share	3,645,000	3,053,571
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 0.78	$ 0.92